Borrowings - Summary of Reconciliation of Movement in Net Borrowings Explanatory (Parenthetical) (Detail) € in Millions			12 Months Ended
	Nov. 09, 2017 EUR (€) EUR_per_USD	Feb. 16, 2017 EUR (€) EUR_per_USD	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 05, 2016 EUR (€) EUR_per_USD
Disclosure of detailed information about borrowings [line items]
Proceeds from the issuance of senior notes			€ 1,440	€ 375
Redemption of senior notes			€ 1,559	€ 148
Constellium N.V. USD Senior Unsecured Notes (Issued November 2017, due 2026) [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from the issuance of senior notes	€ 830
Exchange rate | EUR_per_USD	1.1630
Constellium N.V. Senior Unsecured Notes (Issued February 2017, due 2025) [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from the issuance of senior notes		€ 610
Exchange rate | EUR_per_USD		1.0652
Senior secured and unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Redemption of senior notes	€ 949
Exchange rate | EUR_per_USD	1.1630
Muscle Shoals senior unsecured PIK toggle notes [member]
Disclosure of detailed information about borrowings [line items]
Redemption on PIK Toggle notes					€ 148
Exchange rate | EUR_per_USD					1.0702